Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments and Fair Value Measurements [Abstract]
Effect of Derivative Instruments on the Consolidated Statements of Operations
		Amount of Gain/(Loss)
		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	2015	2016	2017
Interest rate swaps	Gain/(Loss) on interest rate swaps	$(11,601)	$403	$-
Total		$(11,601)	$403	$-

Fair Value, Assets Measured on a Recurring and Non-Recurring Basis

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of December 31, 2017.

	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Investment in affiliate – Heidmar (Note 9)	$-	$-	$34,000

Total	$-	$-	$34,000

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of December 31, 2016.

	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Long-lived assets held and used	$-	$95,550	$-
Total	$-	$95,550	$-